Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Entity Registrant Name	Terra Property Trust, Inc.
Document Type	S-4
Entity Central Index Key	0001674356
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Entity Ex Transition Period	true
Entity Small Business	true
Entity Emerging Growth Company	true